5. Acquisition of SDA Mill	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisition of SDA Mill

Note 5 – Acquisition of SDA Mill

On March 3, 2017 the Company entered into a Memorandum of Understanding (“MOU”) with Rose Petroleum plc (“Rose”), a multi-asset natural resource business, to purchase an operating floatation plant that also includes a precious metals leach circuit and associated assets, licenses and agreements (together, the “SDA Mill”) located in the State of Nayarit, Mexico.

Prior to closing, all of the assets and operations related to the SDA Mill were transferred to a newly incorporated entity, Minerales Vane 2 S.A. de C.V. (“Minerales Vane 2”). Effective November 30, 2017, the Company’s newly incorporated wholly-owned subsidiary, Magellan Acquisition Corporation (“MAC”), acquired 100% of the issued and outstanding shares of Minerales Vane 2.

The total purchase price for the SDA Mill was determined to be $1,476,025 which consisted of $850,000 cash, a $50,000 promissory note, the $50,000 non-refundable option payment, the $100,000 paid for the option-to-purchase extension, and 284,017 shares of common stock (the “Shares”) with a fair value of $426,025. The note was non-interest bearing and was paid in full April 12, 2018. This note was grouped with Notes Payable Related Party due to Rose’s share ownership in the Company. The Shares will be held in escrow for a period of 12 months and the Company has the option to repurchase the Shares from Rose for the sum of $500,000 in the first six months and $550,000 in months 7 to 12. The Company did not exercise this option to repurchase the shares from Rose and the option is now expired.

On April 12, 2018, the Company satisfied its note payable in the amount of $50,000 in favor of Rose Petroleum, plc in respect of the purchase of the SDA Mill, as required under terms of the Stock Purchase Agreement.

Subsequent to the purchase of the SDA Mill, the Company and Rose Petroleum executed an IVA Agreement which implemented the provisions of the Stock Purchase Agreement with respect to the payment of the IVA Tax assessed by the Mexican taxing authorities on the sale and purchase of the IVA Mill. Under the terms of the IVA Agreement, Rose Petroleum advanced the IVA tax, in Mexican Pesos, for the payment of the IVA tax, approximately $260,000. The Company has agreed that all future tax credits or refunds that it receives from the Mexican taxing authority will be paid over to Rose until such time as Rose has recouped the advance, in full. Mr. Carson executed a Guaranty of the Company's obligations under the IVA Agreement effective March 8, 2018.

In March 2018, the Company and Rose Petroleum, plc satisfied their respective obligations for payment of Mexican VAT on purchase of the SDA Mill, as required under terms of the Stock Purchase Agreement. The acquisition of Minerales Vane 2 has been accounted for as a business combination whereby the purchase price was allocated to assets acquired and liabilities assumed. The Company performed a valuation analysis of the fair market value the SDA Mill’s assets and liabilities.

The following table summarizes the preliminary allocation of the purchase price to the assets acquired and liabilities assumed as of the acquisition date:

Purchase Price
Cash	$850,000
Note payable	50,000
Option payments	150,000
Common stock	426,025
Total Purchase Price	$1,476,025

Allocation of Purchase Price
Crushing equipment	$254,000
Grinding equipment	272,000
Flotation equipment	156,000
Tailings machinery	6,000
Concentrate machinery	17,000
Water machinery	12,000
Feed	14,000
Grinding machinery	218,000
Leaching machinery	54,000
Precipitation plant	130,000
Lab equipment	15,000
Tailings dam	50,000
Office and warehouse assets	35,000
Asset retirement obligation	(122,024)
Goodwill	365,049
Net assets acquired	$1,476,025

Unaudited pro forma results of operations for the years ended December 31, 2017 as though the Company had acquired the SDA Mill on the first day of the fiscal year are set forth below:

December 31, 2017
Pro Forma

Net Sales	$305,272

Operating Expenses	2,995,145

Net Loss	$(2,689,873)